Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Geographical markets
Proprietary Products	$ 39,146	$ 30,940	$ 72,904	$ 55,001	$ 115,458
Distribution	3,326	6,503	7,304	13,152	27,061
Total	42,472	37,443	80,208	68,153	142,519
U.S.A [Member]
Geographical markets
Total	29,320	17,690	55,169	31,288	73,741
Israel [Member]
Geographical markets
Total	5,051	7,610	10,861	15,252	31,296
Canada [Member]
Geographical markets
Total	2,484	2,336	5,765	5,568	11,162
Europe [Member]
Geographical markets
Total	1,432	216	1,678	3,550	7,088
Latin America [Member]
Geographical markets
Total	4,119	8,615	5,235	9,931	12,928
Asia [Member]
Geographical markets
Total	66	930	1,500	2,480	6,147
Others [Member]
Geographical markets
Total		46		83	157
Proprietary Products [Member]
Geographical markets
Proprietary Products	39,146	30,940	72,904	55,001	115,458
Proprietary Products [Member] | U.S.A [Member]
Geographical markets
Proprietary Products	29,320	17,690	55,169	31,288	73,741
Proprietary Products [Member] | Israel [Member]
Geographical markets
Proprietary Products	1,725	1,107	3,557	2,101	4,236
Proprietary Products [Member] | Canada [Member]
Geographical markets
Proprietary Products	2,484	2,336	5,765	5,568	11,162
Proprietary Products [Member] | Europe [Member]
Geographical markets
Proprietary Products	1,432	216	1,678	3,550	7,088
Proprietary Products [Member] | Latin America [Member]
Geographical markets
Proprietary Products	4,119	8,615	5,235	9,931	12,928
Proprietary Products [Member] | Asia [Member]
Geographical markets
Proprietary Products	66	930	1,500	2,480	6,147
Proprietary Products [Member] | Others [Member]
Geographical markets
Proprietary Products		46		83	156
Distribution [Member]
Geographical markets
Distribution	3,326	6,503	7,304	13,152	27,061
Distribution [Member] | U.S.A [Member]
Geographical markets
Distribution
Distribution [Member] | Israel [Member]
Geographical markets
Distribution	3,326	6,503	7,304	13,152	27,061
Distribution [Member] | Canada [Member]
Geographical markets
Distribution
Distribution [Member] | Europe [Member]
Geographical markets
Distribution
Distribution [Member] | Latin America [Member]
Geographical markets
Distribution
Distribution [Member] | Asia [Member]
Geographical markets
Distribution
Distribution [Member] | Others [Member]
Geographical markets
Distribution